DISCONTINUED OPERATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF LOSS FROM DISCONTINUED OPERATIONS

	Three months ended March 31,
	2024	2023
Revenues	$3,573	$5,363
Cost of goods sold	-	-
Gross profit	3,573	5,363
Operating expenses	-	-
Interest expense	-	-
Income from discontinued operations	$3,573	$5,363

There are no assets as of March 31, 2024, and December 31, 2023, as the secured lender has taken possession. Liabilities of discontinued operations are separately reported as of March 31, 2024, and December 31, 2023. All liabilities are classified as current. The following tables present the reconciliation of carrying amounts of the major classes of liabilities of the Company classified as discontinued operations in the consolidated balance sheets at March 31, 2024, and December 31, 2023:

Current liabilities

	March 31, 2024	December 31, 2023
Accounts payable and accrued liabilities	$445,565	$445,565
Current portion of notes payable	589,246	589,246
Deferred revenues	-	3,573
Total current liabilities of discontinued operations	$1,034,811	$1,038,384

	Year ended December 31,
	2023	2022
Revenues	$21,451	$286,401
Cost of goods sold	-	259,828
Gross profit	21,451	26,573
Operating expenses	-	406,518
Loss on disposal of assets	-	252,538
Interest expense	-	23,262
Income (loss) from discontinued operations	$21,451	$(655,745)

There are no assets as of December 31, 2023, and 2022, as the secured lender has taken possession. Liabilities of discontinued operations are separately reported as of December 31, 2023, and 2022. All liabilities are classified as current. The following tables present the reconciliation of carrying amounts of the major classes of liabilities of the Company classified as discontinued operations in the consolidated balance sheets at December 31, 2023, and 2022:

Current liabilities

	Year ended December 31,
	2023	2022
Accounts payable and accrued liabilities	$445,565	$445,565
Current portion of notes payable	589,246	589,246
Operating lease liability	-	3,575
Deferred revenues	3,573	21,451
Total current liabilities of discontinued operations	$1,038,384	$1,059,837